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                                            File No. 333-16501, 811-07935
                                            Filed under Rule 497(e)


           First Golden American Life Insurance Company of New York

                             Prospectus Supplement

                                August 18, 1998

                                    to the
                        Prospectus dated May 1, 1998 for
                            GoldenSelect/r/ DVA PLUS
           Deferred Combination Variable and Fixed Annuity Contracts



   |------------------------------------------------------------------------|
   | The substitution of shares of each portfolio of the Equi-Select Series | | Trust with shares of similar portfolios of The GCG Trust as described | | in your current Prospectus was effected as of close of business on |
   | August 14, 1998.                                                       |
   |                                                                        |
   | In addition to the Series of The GCG Trust that have been available to | | you as investment options prior to the substitution, the following | | Series are now available to you as additional investment options in | | replacement of the Equi-Select Series Trust Portfolios which as of the |
   | substitution are no longer available:                                  |
   |                                                                        |
   |                       Mid-Cap Growth Series                            |
   |                       Research Series                                  |
   |                       Total Return Series                              |
   |                       Growth & Income Series                           |
   |                       Value + Growth Series                            |
   |                                                                        |
   |                                                                        |
   | Additionally, the following  Series of The GCG Trust are now available |
   | to you as investment options:                                          |
   |                                                                        |
   |                       Global Fixed Income Series                       |
   |                       Growth Opportunities Series                      |
   |                       Developing World Series                          |
   |                                                                        |
   | Investment portfolios of the PIMCO Trust are still not currently | | available for investment under your Contract. We will notify you when |
   | such portfolios become available.                                      |
   |                                                                        |
   | If you have any  questions regarding the  substitution, please contact |
   | Customer Service at 800-963-9539.                                      |
   |------------------------------------------------------------------------|

     This supplement should be retained with your GoldenSelect/r/ Prospectus.



     G3120-CON                                                       8/18/98